CAPITAL STOCK AND OTHER RELATED ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of capital stock and other capital related accounts [abstract]
Schedule of Detailed Information of Capital Stock and Other Capital Related Accounts

	2024	2023
Capital stock	58,348	58,348
Capital adjustment	93,733,964	93,733,964
Share premium	138,989,677	138,989,677
Treasury shares trading premium	374,298	345,889
Merger premium	31,250,508	31,250,508
Share-based payment plans	-	1,240,667
Total	264,406,795	265,619,053
The issued, paid-in and registered capital stock consists of:
Common stock with a face value of 0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	583,483	583,483